STRATTON MULTI-CAP FUND
STRATTON MULTI-CAP FUND SUMMARY SECTION

Investment Objective

The fund seeks long-term growth of capital.
The fund also seeks current income from interest and dividends as a secondary objective.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	STRATTON MULTI-CAP FUND
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	STRATTON MULTI-CAP FUND
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STRATTON MULTI-CAP FUND	120	375	649	1,432

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33.56% of the average value of its portfolio.
Principal Investment Strategies
The fund invests primarily in common stocks, including dividend-paying stocks, of well-established U.S. companies of any size that the advisor believes are undervalued. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, the advisor focuses on a stock’s fundamental valuation relative to its peers. The advisor considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, the advisor seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.
Principal Investment Risks

There are risks involved with any investment, but the risks associated with an investment in this fund include:

  Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.
  Real estate market and REIT risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.
  Small cap stock risk, or the risk that the fund’s investment in small cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies.
  Manager risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results.

An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.

Investment Results

The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 634-5726.
Calendar Year Total Returns

Highest/Lowest quarterly results during this time period were: Highest: 21.62% December 31, 2003 Lowest: (21.98%) September 30, 2011
Average Annual Total Returns for Periods Ending December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
STRATTON MULTI-CAP FUND	(11.84%)	(1.91%)	3.76%
STRATTON MULTI-CAP FUND Return After Taxes on Distributions	(11.90%)	(2.35%)	3.17%
STRATTON MULTI-CAP FUND Return After Taxes on Distributions and Sale of Fund Shares	(7.62%)	(1.52%)	3.28%
STRATTON MULTI-CAP FUND S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
STRATTON MULTI-CAP FUND Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	(0.10%)	(2.58%)	4.08%

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In cases in the chart above where the average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the fund’s average annual return after taxes on distributions and/or the fund’s return before taxes for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of December 31, 2011) of the investable U.S. equity market. It is not possible to invest directly in an index.